DEAN WITTER LIMITED TERM MUNICIPAL TRUST   Two World Trade Center, New York, New
                                                                      York 10048

LETTER TO THE SHAREHOLDERS September 30, 1997

DEAR SHAREHOLDER:
We are pleased to present the semiannual report on the operations of Dean Witter Limited Term Municipal Trust for the six-month period ended September 30, 1997.

Rapid economic growth in the first quarter of 1997 led the Federal Reserve Board to tighten monetary policy in March in a preemptive move against a possible increase in the rate of inflation. This pushed interest rates higher between December 1996 and April 1997. Economic expansion slowed in the second quarter, causing the bond market to rally. By July, yields had declined to last November's levels. In addition to more moderate economic growth, low inflation and a stable Fed policy, the bond rally was also aided by the dollar's strong overseas performance and the shrinking federal budget deficit. The bond market gave ground in August on fears that wage pressures arising from tight labor conditions would prompt the Fed to tighten further. However, the trend toward lower yields resumed in September and by the end of the third quarter most of the price declines experienced in August had been erased.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields but with less volatility. Intermediate-term municipal bond yields, as measured by 10-year double "A"-rated general obligation bonds, rose from 4.90 percent to 5.25 percent between December 1996 and April 1997. The bond rally which began in the spring pushed yields to a low of 4.60 percent in July before ending September at 4.70 percent.

The ratio of 10-year double "A"-rated general obligation bond yields to 10-year U.S. Treasury yields rose slightly from 75 percent at the end of March 1997 to 77 percent in September. A rising ratio means that municipals have underperformed Treasuries and become more attractive. Over the past four years, this ratio has ranged from a low of 73 percent to a high of 85 percent.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

New-issue underwriting volume increased slightly in the first half of 1997. The decline in interest rates led to a surge in refunding activity in the third quarter. As a result, new-issue municipal volume was up
18 percent during the first nine months of 1997. Refundings accounted for 25 percent of total volume. The yield spread between lower-rated issues and high-grade credits continued to narrow.

PERFORMANCE

Dean Witter Limited Term Municipal Trust's total return for the six-month period ended September 30, 1997, was 4.79 percent. Tax-free dividends totaling $0.20 per share were paid during the period. The Fund's net asset value increased from $9.91 to $10.18 per share.

PORTFOLIO STRUCTURE

As of September 30, 1997, intermediate-term municipal bonds represented 95 percent of the Fund's net assets. The Fund's short-term investment position decreased from 8 percent to 4 percent of net assets during the six-month period. The portfolio was diversified among 13 specific municipal sectors and 36 separate issuers. The portfolio's average maturity was 6.1 years and duration was 5.0. Bonds subject to the alternative minimum tax (AMT) accounted for 19 percent of net assets. The portfolio maintained high quality with more than half of the bonds rated double or triple "A", as measured by Standard & Poor's Corp. or Moody's Investors Service, Inc. At the end of September, the Fund's net assets were in excess of $53 million.

LARGEST SECTORS as of September 30, 1997
(% of Net Assets)


Transportation       12%
Education            12
Water & Sewer        10
General Obligation   10
Hospital             10
Mortgage              8
Student Loans         8
Electric              6
DR/PCR*               6
All Others           18


CREDIT RATINGS as of September 30, 1997
(% of Total Long-Term Portfolio)

Aaa/AAA              28%
Aa/AA                27
A/A                  31
Baa/BBB              10
N/R                   4

An measured by Moody's Investors Service, Inc or Standard & Poor's Corp.


Portfolio structure is subject to change.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

LOOKING AHEAD

Municipals have followed the trend of Treasuries this year but have been less volatile. We expect that the tax-free income objectives of the fund will continue to appeal to investors seeking the moderate risk of intermediate maturities. The recent enactment of the Taxpayer Relief Act of 1997 did not impact municipals directly and the long-term benefits of tax-exempt income remained intact.

We appreciate your ongoing support of Dean Witter Limited Term Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

RESULTS OF SPECIAL MEETING (unaudited)

                             *         *         *

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

             For.......................................................................   2,989,007
             Against...................................................................     182,060
             Abstain...................................................................     200,843

(2) ELECTION OF TRUSTEES:

Michael Bozic
For.....................   3,062,880
Withheld................     309,030

Charles A. Fiumefreddo
For.....................   3,062,880
Withheld................     309,030

Edwin J. Garn
For.....................   3,062,880
Withheld................     309,030

John R. Haire
For.....................   3,062,880
Withheld................     309,030

Wayne E. Hedien
For.....................   3,062,880
Withheld................     309,030

Dr. Manuel H. Johnson
For.....................   3,062,880
Withheld................     309,030

Michael E. Nugent
For.....................   3,062,880
Withheld................     309,030

Philip J. Purcell
For.....................   3,062,880
Withheld................     309,030

John L. Schroeder
For.....................   3,062,880
Withheld................     309,030

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

             For.......................................................................   2,749,611
             Against...................................................................     259,335
             Abstain...................................................................     362,964

(4) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

             For.......................................................................   3,012,369
             Against...................................................................     162,766
             Abstain...................................................................     196,785

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (94.8%)
              General Obligation (9.6%)
 $ 1,000      Wilmington, Delaware, Refg Ser 1993 B (FGIC).............................     4.60 %    07/01/04     $ 1,009,770
   1,000      Honolulu, Hawaii, Refg Ser 1993 B........................................     5.00      10/01/03       1,030,290
   1,000      Rosemont, Illinois, Ser 1993 B...........................................     5.30      12/01/04       1,042,890
   1,000      Massachusetts, Refg Ser 1993 C...........................................     4.80      08/01/03       1,019,820
   1,000      Massillon City School District, Ohio, Refg Ser 1994 (AMBAC)..............     4.70      12/01/05       1,016,220
--------                                                                                                           ------------
   5,000                                                                                                             5,118,990
--------                                                                                                           ------------

              Educational Facilities Revenue (11.5%)
   1,000      University of Delaware, Ser 1993.........................................     4.90      11/01/02       1,024,820
   1,000      Massachusetts Health & Educational Facilities Authority, Boston College
               Ser K...................................................................     4.80      06/01/04       1,018,790
   2,000      University of Minnesota, Ser 1993 A......................................     4.80      08/15/03       2,019,260
   2,000      New York State Dormitory Authority, State University Ser 1993 B..........     5.25      05/15/05       2,052,940
--------                                                                                                           ------------
   6,000                                                                                                             6,115,810
--------                                                                                                           ------------

              Electric Revenue (5.7%)
   1,000      Salt River Project Agricultural Improvement & Power District, Arizona,
               Refg Ser 1993 B.........................................................     4.75      01/01/03       1,019,950
   2,000      San Antonio, Texas, Electric & Gas Refg Ser 1994.........................     4.70      02/01/05       2,019,160
--------                                                                                                           ------------
   3,000                                                                                                             3,039,110
--------                                                                                                           ------------

              Hospital Revenue (9.6%)
   1,000      California Statewide Communities Development Authority, Cedars-Sinai
               Medical Center Ser 1993.................................................     4.70      11/01/03       1,015,510
   1,000      Michigan Hospital Finance Authority, McLaren Obligated Group Ser 1993
               A.......................................................................     5.00      10/15/04       1,011,810
   1,000      Murray, Utah, IHC Hospitals Inc Refg Ser 1993 (AMBAC)....................     5.00      05/15/04       1,030,050
   1,000      Fairfax County Industrial Development Authority, Virginia, Inova Health
               System Foundation Refg Ser 1993 A.......................................     4.70      08/15/04       1,009,900
   1,000      Wisconsin Health & Educational Facilities Authority, Hospital Sisters
               Services Ser 1993 (MBIA)................................................     5.00      06/01/03       1,024,210
--------                                                                                                           ------------
   5,000                                                                                                             5,091,480
--------                                                                                                           ------------

              Industrial Development/Pollution Control Revenue (5.8%)
   1,000      Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser
               1993....................................................................     5.875     08/01/08       1,014,000
   2,000      Greenwood, Wisconsin, Land O'Lakes Inc (AMT).............................     5.50      09/01/03       2,050,040
--------                                                                                                           ------------
   3,000                                                                                                             3,064,040
--------                                                                                                           ------------

              Mortgage Revenue--Multi-Family (4.0%)
   2,130      Wisconsin Housing & Economic Development Authority, Ser 1993 B (AMT).....     5.10      11/01/03       2,147,402
--------                                                                                                           ------------

              Mortgage Revenue--Single Family (3.8%)
   2,000      Connecticut Housing Finance Authority, 1993 Subser F-1...................     4.90      05/15/04       2,008,640
--------                                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Public Facilities Revenue (4.7%)
 $ 1,000      Regional Convention & Sports Complex Authority, Missouri, Refg Ser A
               1993....................................................................     4.75 %    08/15/04     $ 1,000,530
   1,500      Ohio Building Authority, Correctional Refg 1994 Ser A....................     4.65      10/01/04       1,515,720
--------                                                                                                           ------------
   2,500                                                                                                             2,516,250
--------                                                                                                           ------------

              Resource Recovery Revenue (3.9%)
   2,000      Northeast Maryland Waste Disposal Authority, Montgomery County Ser 1993 A
--------       (AMT)...................................................................     5.50      07/01/01       2,064,380
                                                                                                                   ------------

              Student Loan Revenue (7.6%)
   2,000      Montana Higher Education Student Assistance Corporation, Senior Ser 1993
               B (AMT).................................................................     5.10      12/01/01       2,032,860
   2,000      South Carolina Education Assistance Authority, Ser 1993 A-1 (AMT)........     5.00      09/01/03       2,031,640
--------                                                                                                           ------------
   4,000                                                                                                             4,064,500
--------                                                                                                           ------------

              Tax Allocation (3.6%)
   1,880      Pleasanton Joint Powers Financing Authority, California, Reassessment Ser
--------       1993 A..................................................................     5.60      09/02/00       1,940,630
                                                                                                                   ------------

              Transportation Facilities Revenue (11.5%)
   1,000      Delaware River & Bay Authority, Delaware & New Jersey, Ser 1993+.........     4.50      01/01/04       1,000,480
   2,000      Washington Metropolitan Area Transit Authority, District of Columbia,
               Maryland and Virginia, Refg Ser 1993 (FGIC)++...........................     4.90      01/01/05       2,041,460
   1,000      Chicago, Illinois, Chicago-O'Hare Int'l Airport Refg Ser 1993 A..........     4.80      01/01/05         998,960
   2,000      Harris County, Texas, Toll Road Refg Ser 1994 (AMBAC)....................     4.85      08/15/05       2,048,560
--------                                                                                                           ------------
   6,000                                                                                                             6,089,460
--------                                                                                                           ------------

              Water & Sewer Revenue (9.6%)
   1,000      Atlanta, Georgia, Water & Sewer Ser 1993.................................     4.50      01/01/04       1,004,270
   1,000      Massachusetts Water Resources Authority, Ser 1993 C......................     5.25      12/01/06       1,041,280
   1,000      New York City Municipal Water Finance Authority, New York, Ser 1994 B....     5.125     06/15/04       1,032,270
   1,000      Pittsburgh Water & Sewer Authority, Pennsylvania, Refg Ser 1993 A
               (FGIC)..................................................................     4.60      09/01/03       1,009,770
   1,000      Southeastern Public Service Authority, Virginia, Regional Solid Waste
               Refg Ser 1993 A (MBIA)..................................................     4.70      07/01/04       1,014,260
--------                                                                                                           ------------
   5,000                                                                                                             5,101,850
--------                                                                                                           ------------

              Other Revenue (3.9%)
   2,000      Pennsylvania Intergovernmental Cooperation Authority, Special Tax Ser
--------       1993 (FGIC).............................................................     5.05      06/15/04       2,054,700
                                                                                                                   ------------

  49,510      TOTAL MUNICIPAL BONDS (Identified Cost $49,296,457).............................................      50,417,242
--------                                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS September 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM MUNICIPAL OBLIGATION (4.1%)
 $ 2,200      East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1989 (Demand 10/01/97)
--------       (Identified Cost $2,200,000)............................................     3.70% *   11/01/19     $ 2,200,000
                                                                                                                   ------------

 $51,710      TOTAL INVESTMENTS (Identified Cost $51,496,457) (a)....................................    98.9%      52,617,242
========

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................................    1.1         597,406
                                                                                                        ------     ------------

              NET ASSETS..............................................................................  100.0%     $53,214,648
                                                                                                        ======     ============


---------------------

     AMT      Alternative Minimum Tax.
      +       Joint exemption in Delaware and New Jersey.
      ++      Joint exemption in District of Columbia, Maryland and Virginia.
      *       Current coupon of variable rate demand obligation.
     (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $1,120,785.

Bond Insurance:
    AMBAC     AMBAC Indemnity Corporation.
     FGIC     Financial Guaranty Insurance Company.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               September 30, 1997

Arizona..................  1.9%
California...............  5.6
Connecticut..............  3.8
Delaware.................  5.7
District of Columbia.....  3.8
Georgia..................  1.9
Hawaii...................  1.9
Illinois.................  3.8
Louisiana................  4.1
Maryland.................  7.7
Massachusetts............  7.7
Michigan.................  1.9
Minnesota................  3.8
Missouri.................  1.9
Montana..................  3.8
New Jersey...............  1.9
New York.................  5.8
Ohio.....................  4.8
Pennsylvania.............  5.8
South Carolina...........  3.8
Texas....................  7.6
Utah.....................  1.9
Virginia.................  7.6
Wisconsin................  9.8
Joint Exemptions(1)...... (9.4)
                          ----

Total.................... 98.9%
                          ====

---------------------
(1) Joint exemptions have been included in more than one geographic location.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $51,496,457)........................................    $ 52,617,242
Cash..................................................................          41,364
Receivable for:
    Interest..........................................................         643,683
    Shares of beneficial interest sold................................         290,297
Deferred organizational expenses......................................          20,044
Prepaid expenses and other assets.....................................          30,026
                                                                          ------------

    TOTAL ASSETS......................................................      53,642,656
                                                                          ------------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.........................         320,624
    Dividends to shareholders.........................................          23,458
    Investment management fee.........................................          23,382
Accrued expenses......................................................          60,544
                                                                          ------------

    TOTAL LIABILITIES.................................................         428,008
                                                                          ------------

NET ASSETS............................................................    $ 53,214,648
                                                                          ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.......................................................    $ 60,884,561
Net unrealized appreciation...........................................       1,120,785
Accumulated net realized loss.........................................      (8,790,698)
                                                                          ------------

    NET ASSETS........................................................    $ 53,214,648
                                                                          ============

NET ASSET VALUE PER SHARE,
    5,225,044 shares outstanding
    (unlimited shares authorized of $.01 par value)...................          $10.18
                                                                                ======

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

STATEMENT OF OPERATIONS
For the six months ended September 30, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.........................................................    $1,342,805
                                                                            -----------

EXPENSES
Investment management fee...............................................       138,876
Professional fees.......................................................        23,400
Registration fees.......................................................        21,267
Organizational expenses.................................................        20,413
Transfer agent fees and expenses........................................        13,179
Shareholder reports and notices.........................................        13,096
Trustees' fees and expenses.............................................        10,860
Custodian fees..........................................................         1,820
Other...................................................................         3,766
                                                                            -----------

    TOTAL EXPENSES......................................................       246,677

Less: expense offset....................................................        (1,816)
                                                                            -----------

    NET EXPENSES........................................................       244,861
                                                                            -----------

    NET INVESTMENT INCOME...............................................     1,097,944
                                                                            -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.......................................................         7,329
Net change in unrealized depreciation...................................     1,495,505
                                                                            -----------

    NET GAIN............................................................     1,502,834
                                                                            -----------

NET INCREASE............................................................    $2,600,778
                                                                            ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                            FOR THE SIX          FOR THE YEAR
                                                            MONTHS ENDED            ENDED
                                                         SEPTEMBER 30, 1997     MARCH 31, 1997
----------------------------------------------------------------------------------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................       $  1,097,944         $  2,643,153
Net realized gain (loss).............................              7,329             (226,959)
Net change in unrealized depreciation................          1,495,505              (32,266)
                                                            ------------         ------------

    NET INCREASE.....................................          2,600,778            2,383,928

Dividends from net investment income.................         (1,097,944)          (2,659,597)

Net decrease from transactions in shares of
 beneficial interest.................................         (9,386,026)         (11,392,426)
                                                            ------------         ------------

    NET DECREASE.....................................         (7,883,192)         (11,668,095)

NET ASSETS:
Beginning of period..................................         61,097,840           72,765,935
                                                            ------------         ------------

    END OF PERIOD....................................       $ 53,214,648         $ 61,097,840
                                                            ============         ============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Limited Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve this objective by investing primarily in intermediate term, investment grade municipal securities. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of $141,529 which were reimbursed exclusive of $12,651 which was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1997 aggregated $5,486,330.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS September 30, 1997 (unaudited) continued

Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At September 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $3,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,461. At September 30, 1997, the Fund had an accrued pension liability of $22,963 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                         FOR THE SIX                          FOR THE
                                                                         MONTHS ENDED                       YEAR ENDED
                                                                      SEPTEMBER 30, 1997                  MARCH 31, 1997
                                                                  --------------------------        ---------------------------
                                                                         (unaudited)
                                                                    SHARES         AMOUNT             SHARES          AMOUNT
                                                                  ----------     -----------        ----------     ------------
Sold..........................................................       434,224     $ 4,262,932         2,662,724     $ 26,485,209
Reinvestment of dividends.....................................        73,783         862,260           207,775        2,068,215
                                                                  ----------     ------------       ----------     ------------
                                                                     508,007       5,125,192         2,870,499       28,553,424
Repurchased...................................................    (1,448,206)    (14,511,218)       (4,015,739)     (39,945,850)
                                                                  ----------     -----------        ----------     ------------
Net decrease..................................................      (940,199)    $(9,386,026)       (1,145,240)    $(11,392,426)
                                                                  ==========     ===========        ==========     ============

5. FEDERAL INCOME TAX STATUS

At March 31, 1997, the Fund had net capital loss carryover of approximately $8,798,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through March 31 of the following years:

   AMOUNTS IN THOUSANDS
---------------------------
 2003       2004      2005
------     ------     -----
$4,630     $3,941     $ 227
======     ======     =====

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                  FOR THE SIX                  FOR THE YEAR ENDED MARCH 31
                                                                  MONTHS ENDED                 ---------------------------
                                                               SEPTEMBER 30, 1997              1997                    1996
   ---------------------------------------------------------------------------------------------------------------------------
                                                                  (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......................           $ 9.91                $ 9.95                  $ 9.56
                                                                      ------                ------                  ------
Net investment income......................................             0.20                  0.40                    0.41
Net realized and unrealized gain (loss)....................             0.27                 (0.04)                   0.39
                                                                      ------                ------                  ------
Total from investment operations...........................             0.47                  0.36                    0.80
Less dividends from net investment income..................            (0.20)                (0.40)                  (0.41)
                                                                      ------                ------                  ------
Net asset value, end of period.............................           $10.18                $ 9.91                  $ 9.95
                                                                      ======                ======                  ======
TOTAL INVESTMENT RETURN+...................................             4.79%(1)              3.65%                   8.42%

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................             0.89%(2)(4)           0.88%(4)                 0.87%(4)
Net investment income......................................             3.95%(2)              3.99%                   4.09%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................         $ 53,215               $61,098                 $72,766
Portfolio turnover rate....................................               --                    --                      --

                                                                                      FOR THE PERIOD
                                                                 FOR THE YEAR         JULY 12, 1993*
                                                                ENDED MARCH 31           THROUGH
                                                                    1995              MARCH 31, 1994
-------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......................         $ 9.61               $10.00
                                                                    ------               ------
Net investment income......................................           0.42                 0.29
Net realized and unrealized gain (loss)....................          (0.05)               (0.39)
                                                                    ------               ------
Total from investment operations...........................           0.37                (0.10
Less dividends from net investment income..................          (0.42)               (0.29)
                                                                    ------               ------
Net asset value, end of period.............................         $ 9.56               $ 9.61
                                                                    ======               ======
TOTAL INVESTMENT RETURN+...................................           4.01%               (1.11)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................           0.76%                0.31%(2)(3)
Net investment income......................................           4.41%                3.92%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................        $85,499             $170,589
Portfolio turnover rate....................................              2%                   6%(1)

---------------------
  *   Commencement of operations.
  + Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) If the Fund had borne all of its expenses that were assumed/reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.75% and 3.48%, respectively.
 (4)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
LIMITED TERM
MUNICIPAL TRUST


SEMIANNUAL REPORT
SEPTEMBER 30, 1997